Emerald Medical Applications Corp. - Statements of Operations	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Other operating expenses	(618,599)	0	(618,599)	0	0	0
Research and development expenses	(252,498)	0	(499,898)	0	0	0
General and administrative expenses	$ (364,730)	$ 0	$ (539,121)	$ 0	$ (28,125)	$ (41,200)
Total expenses	(1,235,827)	0	(1,657,618)	0	(28,125)	(41,200)
Loss from operations	$ (1,235,827)	$ 0	$ (1,657,618)	$ 0	$ (28,125)	$ (41,200)
Interest expense	(6,934)	0	(18,763)	0	(20,745)	(10,200)
Stock-based compensation	(5,343,088)	0	(5,343,088)	0	0	0
Change in fair value of derivative	$ 20,165	$ 0	$ 20,532	$ 0	$ 0	$ 0
Gain / (loss) from foreign currency	0	0	1,808	0	0	0
Gain / (loss) on debt settlement	(678,027)	0	(678,027)	0	0	0
Amortization of debt discount	$ 0	$ 0	$ 0	$ 0	$ (125,000)	$ 0
Financial income (expense)	(6,007,884)	0	(6,017,538)	0	(145,745)	(10,200)
Provision for income taxes	0	0	0	0	0	0
Basic net loss per share | $ / shares	$ (0.54)	$ 0.00	$ (0.81)	$ 0.00	$ (0.26)	$ (0.12)
Weighted average shares outstanding - basic | shares	13,413,006	7,438,141	9,451,649	7,438,141	661,111	423,782